Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Income (Loss) per Share Presented In The Statement Of Operations [Abstract]
Allocation of net income (loss)	$ (749,560)	$ (75,562)
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	$ 3,318,154	0
Denominator:
Diluted Weighted average shares outstanding (in shares)	8,383,562
Redeemable shares
Schedule of Net Income (Loss) per Share Presented In The Statement Of Operations [Abstract]
Allocation of net income (loss)	$ (410,671)	0
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	3,318,154	0
Allocation of net income (loss)	$ 2,907,483	$ 0
Denominator:
Basic Weighted average shares outstanding (in shares)	8,383,562	0
Diluted Weighted average shares outstanding (in shares)	8,383,562	0
Basic net income per ordinary share (usd per share)	$ 0.35	$ 0
Diluted net income (loss) per ordinary share (usd per share)	$ 0.35	$ 0
Non-redeemable shares
Schedule of Net Income (Loss) per Share Presented In The Statement Of Operations [Abstract]
Allocation of net income (loss)	$ (338,889)	$ (75,562)
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	0	0
Allocation of net income (loss)	$ (338,889)	$ (75,562)
Denominator:
Basic Weighted average shares outstanding (in shares)	6,918,174	6,666,667
Diluted Weighted average shares outstanding (in shares)	6,918,174	6,666,667
Basic net income per ordinary share (usd per share)	$ (0.05)	$ (0.01)
Diluted net income (loss) per ordinary share (usd per share)	$ (0.05)	$ (0.01)